                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-9084

                                  The Weiss Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                          7111 Fairway Drive, Suite 102
                          Palm Beach Gardens, FL 33418
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Jeffrey B. Wilson, Esq.
                          7111 Fairway Drive, Suite 102
                          Palm Beach Gardens, FL 33418
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 561-515-8558

                   Date of fiscal year end: December 31, 2003

                   Date of reporting period: December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

THE WEISS FUND
A LETTER FROM THE PRESIDENT                                     January 28, 2004
Dear Shareholder,

     It is with pleasure that I present the Annual Report for the year ended December 31, 2003, for the Weiss Fund, consisting of the Weiss Treasury Only Money Market Fund.

     2003 has proven to be an extremely volatile year both domestically and globally. Several forces impacted economies around the world. In the first half of the year, both national and international markets experienced several downturns -- largely in response to daily news headlines reporting the conflict with North Korea, the Iraqi war, and economic woes in South America. Toward the last six months of the year the U.S. experienced a nearly unprecedented low Fed Funds rate, a booming housing market, and saw the Dow climb to 10,453.92 on December 31, 2003. Although there have been some choppy markets here and there, the overall picture showed the major indices in a steady uptrend by the end of the year.

     There are, however, other key economic indicators flashing "weak growth," such as unemployment and consumer confidence. According to the Bureau of Labor Statistics, unemployment remained at a disturbing rate of 5.7 percent and the number of unemployed persons at 8.34 million in December, 2003. Unemployment claims filed during the same time period was at 341,000. In addition, The Conference Board, a New York business research group, reported that the index of consumer confidence fell from 92.5 in November to 91.3 in December.

     Throughout market and economic uncertainty, the goal of the Weiss Treasury Money Markey Fund remains unchanged: Seeking maximum current income consistent with preservation of capital. We seek to achieve this goal each day by investing exclusively in U.S. Treasury securities, which are direct obligations of the U.S. Treasury, repurchase agreements secured by such obligations, and other funds that invest primarily in Treasuries.

     As always, we look forward to continuing to serve our Fund shareholders' best interests in the year ahead, and we thank you for your continued trust. Should you have any questions about the Weiss Fund, please call upon a Fund representative at 800-430-9617.

Sincerely,

/s/ Martin D. Weiss, Ph.D.

Martin D. Weiss, Ph.D.
President
The Weiss Fund

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 2003

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                       PAR (000)       VALUE
---------------------------------------                       ---------    ------------
U.S. TREASURY BILLS -- 75.7%
  0.930%, due 01/02/04......................................   $20,000     $ 19,999,483
  0.955%, due 01/02/04......................................    25,000       24,999,337
  0.955%, due 01/08/04......................................    25,000       24,995,358
  0.700%, due 01/15/04......................................     2,000        1,999,455
  0.935%, due 01/22/04......................................    25,000       24,986,365
  0.975%, due 02/05/04......................................    25,000       24,976,302
                                                                           ------------
  Total U.S. Treasury Bills (Cost $121,956,300).............                121,956,300
                                                                           ------------
REPURCHASE AGREEMENT -- 22.3%
  PNC Capital Markets Repurchase Agreement 0.88%, due
    01/02/04 (dated 12/31/03; proceeds $36,001,760,
    collateralized by $35,735,000 U.S. Treasury Notes,
    2.000% due 08/31/05, valued at $36,185,658) (Cost
    $36,000,000)............................................    36,000       36,000,000
                                                                           ------------
                                                               SHARES
                                                              ---------
SHORT-TERM INVESTMENT -- 2.1%
  BlackRock Provident Institutional Funds -- T-Fund (Cost
    $3,340,210).............................................     3,340        3,340,210
                                                                           ------------
TOTAL INVESTMENTS -- 100.1% (COST $161,296,510*)............                161,296,510
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)
  Accrued Advisory Expense..................................                    (68,627)
  Accrued Administrative Expense............................                    (13,998)
  Accrued Custody Expense...................................                     (6,126)
  Accrued Transfer Agent Expense............................                    (25,998)
  Other Liabilities.........................................                    (44,788)
  Other Assets..............................................                      1,039
                                                                           ------------
                                                                               (158,498)
                                                                           ------------
NET ASSETS -- 100.0% (Equivalent to $1.00 per share based on
  161,138,410 shares of capital stock outstanding)..........               $161,138,012
                                                                           ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($161,138,012 / 161,138,410 shares outstanding)...........               $       1.00
                                                                           ============

------------
* Aggregate cost for federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
  Interest..................................................  $2,751,235
                                                              ----------
EXPENSES:
  Investment advisory fees..................................   1,244,718
  Administration fees.......................................     228,359
  Transfer agent fees.......................................     155,950
  Registration and filing fees..............................      34,094
  Legal fees................................................      97,588
  Custodian fees............................................      36,348
  Printing fees.............................................      23,005
  Audit fees................................................      13,000
  Insurance fees............................................      13,976
  Trustees' fees............................................      11,671
  Miscellaneous expense.....................................       1,401
                                                              ----------
                                                               1,860,110
  Less: expenses waived.....................................    (244,062)
                                                              ----------
    Total expenses..........................................   1,616,048
                                                              ----------
    Net investment income...................................   1,135,187
                                                              ----------
Net Realized Gain on Investment Securities..................         250
                                                              ----------
Net increase in net assets resulting from operations........  $1,135,437
                                                              ==========

See accompanying notes to financial statements.

THE WEISS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                      WEISS TREASURY ONLY
                                                       MONEY MARKET FUND
                                                --------------------------------
                                                FOR THE YEAR ENDED DECEMBER 31,
                                                --------------------------------
                                                     2003              2002
                                                --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  Operations:
     Net investment income....................   $  1,135,187      $  2,116,927
     Net realized gain on investment
       securities.............................            250      $         --
                                                 ------------      ------------
     Net increase in net assets resulting from
       operations.............................      1,135,437         2,116,927
  Distributions:
     From net investment income ($0.00 and
       $0.01 per share, respectively).........     (1,135,187)       (2,116,927)
  Capital share transactions:
     Net increase (decrease) from capital
       share transactions.....................    (21,421,575)       45,423,490
                                                 ------------      ------------
     Total increase (decrease) in net
       assets.................................    (21,421,325)       45,423,490
NET ASSETS
  Beginning of year...........................    182,559,337       137,135,847
                                                 ------------      ------------
  End of year.................................   $161,138,012      $182,559,337
                                                 ============      ============

See accompanying notes to financial statements.

THE WEISS FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                  WEISS TREASURY ONLY MONEY MARKET FUND
                         --------------------------------------------------------
                                     FOR THE YEAR ENDED DECEMBER 31,
                         --------------------------------------------------------
                           2003        2002        2001        2000        1999
                         --------    --------    --------    --------    --------
NET ASSET VALUE,
  BEGINNING OF YEAR:...  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                         --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income.............      0.00        0.01        0.03        0.06        0.04
                         --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
  From net investment
    income.............     (0.00)*     (0.01)      (0.03)      (0.06)      (0.04)
                         --------    --------    --------    --------    --------
NET ASSET VALUE, END OF
  YEAR:................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                         ========    ========    ========    ========    ========
TOTAL RETURN...........      0.44%       1.14%       3.54%       5.65%       4.35%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of year
  (000)................  $161,138    $182,559    $137,136    $130,053    $118,930
Ratio of expenses to
  average net
  assets(1)............      0.65%       0.60%       0.59%       0.50%       0.50%
Ratio of net investment
  income to average net
  assets(2)............      0.46%       1.11%       3.48%       5.51%       4.24%

------------
(1) Expense ratios before waivers and reimbursement of expenses for the years ended December 31, 2003, 2002, 2001, 2000 and 1999 would have been 0.75%,
    0.82%, 0.87%, 0.90%, and 0.92%, respectively.

(2) Net investment income ratios before waivers and reimbursement of expenses for the years ended December 31, 2003, 2002, 2001, 2000, and 1999 would have been 0.36%, 0.89%, 3.20%, 5.11%, and 3.82%, respectively.

* Distributions are less than a penny per share.

See accompanying notes to financial statements.

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1.  FUND ORGANIZATION

The Weiss Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995 as Weiss Treasury Fund. The Trust is a series fund that is authorized to issue shares of beneficial interest in the Weiss Treasury Only Money Market Fund (the "Fund"). The Fund commenced operations on June 28, 1996.

The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Fund's investment objectives and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: The Fund's securities are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily. The Fund's expenses are also accrued daily. Net investment income for the Fund consists of all interest income accrued on the Fund's assets, less accrued expenses.

Dividends and Distributions to Shareholders: Dividends from the Fund's net investment income are declared daily and paid monthly. The Fund intends to pay accrued dividends on the last business day of each month. The Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement. The tax character of all distributions paid during 2003 and 2002 was ordinary income.

Federal Income Taxes: The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. Net investment income and short-term capital gains, if any, are taxed as ordinary income. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such determinations may result in temporary and permanent differences between tax basis earnings and earnings reported for financial state-

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
(CONTINUED)

ment purposes. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains.

Repurchase Agreements: The Fund may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 100.5% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral.

3. INVESTMENT MANAGER, DISTRIBUTOR, ADMINISTRATOR, AND OTHER RELATED PARTY TRANSACTIONS

Weiss Money Management, Inc. (the "Manager") serves as the Investment Manager to the Fund. Under an investment advisory agreement with the Trust, on behalf of the Fund, the Manager provides continuous advice and recommendations concerning the Fund's investments. To compensate the Manager for its services, the Fund agreed to pay monthly a fee at the annual rate of 0.50% of average daily net assets. The Manager may from time to time waive all or a portion of its fees payable by the Fund. Certain officers of the Manager serve as President, Vice President, Secretary, Treasurer and Trustee to the Trust.

Weiss Funds, Inc. (the "Distributor"), a registered broker-dealer and wholly owned subsidiary of the Manager, serves as the Trust's Distributor.

PFPC, Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as the Trust's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. PFPC also serves as the Trust's Transfer Agent, dividend disbursing agent and registrar. PFPC Trust Company serves as the Custodian for the Fund's portfolio securities and cash. An officer of PFPC serves as Assistant Treasurer of the Trust.

Prior to May 1, 2003, the Manager had contractually agreed to limit the Fund's expense ratio to 0.60% (exclusive of extraordinary and certain other expenses). Effective May 1, 2003, the Manager has contractually agreed to limit the Fund's expense ratio to 0.68% through April 30, 2004 (exclusive of extraordinary and certain other expenses). For the year ended December 31, 2003, the Fund's expense ratio was 0.65%. In order to maintain the ratio at the contracted rate, the Manager has waived a portion of its fees, which amounted to $244,062.

Dechert LLP serves as legal counsel to the Trust.

Each non-interested Trustee receives an annual fee of $1,500, $500 for each Board meeting attended, $250 for each Audit Committee or other meeting attended, plus reimbursement of out-of-pocket expenses for serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as officer, trustee, or

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
(CONTINUED)

employee of the Trust receives any compensation from the Trust.

4.  NET ASSETS

At December 31, 2003, the Fund's net assets consisted of:

Paid in Capital.............................................  $161,138,410
Undistributed net investment income.........................            --
Accumulated net realized loss on investments................          (398)
Unrealized depreciation on investments......................            --
                                                              ------------
                                                              $161,138,012
                                                              ============

As of December 31, 2003, the components of distributable earnings on a tax basis were the same as above.

5.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value. The Manager, in its capacity as Investment Adviser to its clients' discretionary assets, may use the Fund as an investment vehicle for its clients' cash assets. As such, there may be large fluctuations in the size of the Fund's assets based on the Manager's investment decisions. These fluctuations do not affect Fund performance.

Transactions in capital shares for the years ended December 31, 2003 and December 31, 2002, respectively, are summarized below.

                       YEAR ENDED DECEMBER 31, 2003    YEAR ENDED DECEMBER 31, 2002
                      -------------------------------  -----------------------------
                          SHARES           VALUE          SHARES          VALUE
                      --------------  ---------------  -------------  --------------
Shares Sold            1,697,118,229  $ 1,697,118,229   568,191,640   $ 568,191,640
Shares Redeemed            1,112,898        1,112,898     2,051,250       2,051,250
Shares Repurchased    (1,719,652,702)  (1,719,652,702) (524,819,400)   (524,819,400)
                      --------------  ---------------  ------------   -------------
Net Increase
  (Decrease)             (21,421,575) $   (21,421,575)   45,423,490   $  45,423,490
                      ==============  ===============  ============   =============

6.  CAPITAL LOSS CARRYOVER

The Fund has a capital loss carryover of $398 that expires in 2006.

THE WEISS FUND
SUPPLEMENTAL INFORMATION -- FUND MANAGEMENT
(UNAUDITED)

Information pertaining to the Trustees and officers* of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 289-8100.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS         OTHER
                                                                                                    IN FUND       TRUSTEESHIPS/
                             TERM OF OFFICE                                                         COMPLEX       DIRECTORSHIPS
NAME, (AGE), ADDRESS AND     AND LENGTH OF                  PRINCIPAL OCCUPATION(S)                 OVERSEEN         HELD BY
POSITION(S) WITH TRUST       TIME SERVED(1)                   DURING PAST 5 YEARS                  BY TRUSTEE        TRUSTEE
------------------------     --------------                 -----------------------                ----------  -------------------
----------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
 Ester S. Gordon, 61       Trustee since       President, Esther's Natural, Inc. (November 1999 -      1              None
 7111 Fairway Drive        November 30, 1995   present) (vitamin and supplements distributor);
 Suite 102                                     Office Manager, Nutrition S'Mart (February
 Palm Beach Gardens, FL                        2001 - present) (natural food market).
 33418
 Trustee
----------------------------------------------------------------------------------------------------------------------------------
 Robert Z. Lehrer, 68      Trustee since       President, Wyndmoor Sales Co. Inc.                      1              None
 7111 Fairway Drive        November 30, 1995   (1985 - present) (textiles).
 Suite 102
 Palm Beach Gardens, FL
 33418
 Trustee
----------------------------------------------------------------------------------------------------------------------------------
 Donald Wilk, 65           Trustee since       President, Donald Wilk Corporation                      1              None
 7111 Fairway Drive        November 30, 1995   (1990 - present) (computer sales and credit card
 Suite 102                                     processing).
 Palm Beach Gardens, FL
 33418
 Trustee
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES(2)
----------------------------------------------------------------------------------------------------------------------------------
 Martin D. Weiss, 56       Trustee since       Editor of "Safe Money Report"; President and            1            Director,
 7111 Fairway Drive        November 30, 1995,  Director, Weiss Group, Inc. (1971 - present); Sole                Weiss Research,
 Suite 102                 President since     Director, the Manager (November 1980 - present).                       Inc.
 Palm Beach Gardens, FL    November 19, 2001
 33418
 President and Trustee
----------------------------------------------------------------------------------------------------------------------------------
 Dana Nicholas, 44         Vice President,     President, the Manager (October 2001 - present);        1              None
 7111 Fairway Drive        Secretary and       Vice President, Weiss Group, Inc. (November
 Suite 102                 Trustee since       1994 - present); Vice President, Weiss Research,
 Palm Beach Gardens, FL    April 18, 2002      Inc. (November 1994 - October 2001)
 33418
 Vice President,
 Secretary
 and Trustee
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS         OTHER
                                                                                                    IN FUND       TRUSTEESHIPS/
                             TERM OF OFFICE                                                         COMPLEX       DIRECTORSHIPS
NAME, (AGE), ADDRESS AND     AND LENGTH OF                  PRINCIPAL OCCUPATION(S)                 OVERSEEN         HELD BY
POSITION(S) WITH TRUST       TIME SERVED(1)                   DURING PAST 5 YEARS                  BY TRUSTEE        TRUSTEE
------------------------     --------------                 -----------------------                ----------  -------------------
----------------------------------------------------------------------------------------------------------------------------------
OFFICER(S) WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
 John D. Leavitt, 46       Treasurer since     Controller and Corporate Treasurer, Weiss Group,        1              None
 7111 Fairway Drive        April 28, 2003      Inc. (January 2001 - present); Director of
 Suite 102                                     Accounting, OutSource International (November
 Palm Beach Gardens, FL                        1998 - December 2000); Division Controller,
 33418                                         Motorola, Inc. (March 1996 - November 1998)
 Treasurer
----------------------------------------------------------------------------------------------------------------------------------
 Charles D. Curtis, Jr.,   Assistant           Vice President and Director of Accounting, PFPC,        1              None
 48                        Treasurer since     Inc. (1991 - present)
 103 Bellevue Parkway      December 31, 2002
 Wilmington, DE 19809
 Assistant Treasurer
----------------------------------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is duly elected and qualified.

(2) Dr. Weiss, Ms. Nicholas and Mr. Leavitt are deemed to be "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act by virtue of their employment by the Manager.

THE WEISS FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of The Weiss Fund
Palm Beach Gardens, Florida

     We have audited the accompanying statement of net assets of Weiss Treasury Only Money Market Fund, a series of The Weiss Fund, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Weiss Treasury Only Money Market Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker

Philadelphia, Pennsylvania
January 9, 2004

WES0204

[WEISS FUND LOGO]

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Registrant's Board of Trustees has determined that it does not have an "audit committee financial expert" serving on its audit committee. While Registrant believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an "audit committee financial expert"; as such term is defined by the Securities and Exchange Commission.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Audit Fees

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,000 for 2003 and $9,959 for 2002.

     Audit-Related Fees

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2003 and $0 for 2002.

     Tax Fees

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2003 and $0 for 2002.

     All Other Fees

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2003 and $0 for 2002.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Before any accountant is engaged by the Registrant to render either audit or non-audit services, such engagement must be approved by the audit committee, with the exception of any de minimus engagement meeting applicable requirements. In addition, the audit committee must also pre-approve the engagement of any accountant by the Registrant's investment adviser (no include a subadviser whose role is primarily portfolio management and is subcontracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser, if the engagement relates directly to the operations and financial reporting of the Registrant, with the exception of any de minimus engagement meeting applicable requirements.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b)  Not applicable.

                    (c)  Not applicable.

                    (d)  Not applicable.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2002 and $0 for 2003.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7.DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Weiss Fund

By (Signature and Title)* /s/ Martin Weiss
                          ---------------------------------------------------
                          Martin Weiss, President
                         (principal executive officer)

Date February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Martin Weiss
                          ---------------------------------------------------
                          Martin Weiss, President
                          (principal executive officer)

Date February 25, 2004

By (Signature and Title)* /s/ John D. Leavitt
                          ----------------------------------------------------
                          John D. Leavitt, Treasurer
                          (principal financial officer)

Date February 25, 2004

* Print the name and title of each signing officer under his or her signature.